Consolidated statements of changes in equity - USD ($) $ in Thousands	Share capital	Share premium	Group reorganization reserve	Accumulated deficit	Total
Beginning balance at Dec. 31, 2015	$ 1,645	$ 38,535	$ 9,938	$ (20,395)	$ 29,723
Loss for the year				(40,324)	(40,324)
Total comprehensive loss for the year				(40,324)	(40,324)
Issue of share capital	898	18,701			19,599
Cost of issuance		(3,370)			(3,370)
Conversion of promissory notes	178	3,373			3,551
Exercise of share options and warrants	7	110			117
Share-based payments				513	513
Ending balance at Dec. 31, 2016	2,728	57,349	9,938	(60,206)	9,809
Loss for the year				(44,810)	(44,810)
Total comprehensive loss for the year				(44,810)	(44,810)
Issue of share capital	847	24,570			25,417
Cost of issuance		(1,735)			(1,735)
Exercise of share options and warrants	14	689			703
Share-based payments				1,708	1,708
Ending balance at Dec. 31, 2017	3,589	80,873	9,938	(103,308)	(8,908)
Loss for the year				(13,985)	(13,985)
Total comprehensive loss for the year				(13,985)	(13,985)
Issue of share capital	433	12,989			13,422
Cost of issuance		(749)			(749)
Exercise of share options and warrants	10	343			353
Share-based payments				941	941
Ending balance at Dec. 31, 2018	$ 4,032	$ 93,456	$ 9,938	$ (116,352)	$ (8,926)